NOTE 12 - Share Capital: Schedule of Movements in ordinary shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details
Shares Outstanding, Starting	13,676,798	13,163,316
Stock Issued During Period, Shares, New Issues	603,904	2,857
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	106,132	103,418
Conversion of Stock, Shares Converted	2,940,882	407,207
Shares Outstanding, Ending	17,327,716	13,676,798